Acquisition of ITS (Tables)	3 Months Ended
Mar. 31, 2026
Acquisition of ITS [Abstract]
Schedule of Allocation of Purchase Price	The following table summarizes the allocation of the purchase price as of February 16, 2026:
February 16, 2026
U.S. Dollars (in thousands)

Working capital	(2,592)
Long terms assets	2,915
Goodwill and Intangible assets	9,698
Non-controlling interest	(1,005)
Long term liabilities	(7,972)
Net assets acquired	1,044